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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-07564
Invesco California Quality Municipal Securities

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 07/31/10

Item 1. Schedule of Investments.

Invesco California Quality Municipal Securities Fund
Quarterly Schedule of Portfolio Holdings July 31, 2010
invesco.com/us           MS-CE-CAQMS-QTR-1 07/10            Invesco Advisers, Inc.

Schedule of Investments
July 31, 2010 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations (146.1%)
California (140.8%)
ABAG Finance Authority for Nonprofit Corps., California School of Mechanical Arts - Lick-Wilmeading High School Ser 2002	5.25%	10/01/26	$1,240	$1,248,804
Adelanto Public Utility Authority, Ser 2009 A	6.75	07/01/39	1,000	1,033,720
Alvord Unified School District, 2007 Election, Ser 2008 A (AGM Insd) (a)	5.00	08/01/26	480	510,230
Anaheim Public Financing Authority, Electric Ser 2007-A (NATL-RE Insd) (a)(b)	4.50	10/01/37	4,000	3,836,920
Bay Area Toll Authority, San Francisco Bay Area Ser 2009 F-1 (b)	5.25	04/01/29	1,735	1,879,248
Bay Area Toll Authority, San Francisco Bay Area Ser 2009 F-1 (b)	5.25	04/01/26	1,565	1,733,629
Beverly Hills Unified School District, Election of 2008 Ser 2009 (c)	0.00	08/01/26	440	201,824
Beverly Hills Unified School District, Election of 2008 Ser 2009 (c)	0.00	08/01/31	865	289,507
California County Tobacco Securitization Agency, Gold County Settlement Funding Corp Ser 2006	5.25	06/01/46	2,500	1,640,775
California Educational Facilities Authority, Claremont Graduate University Ser 2007 A	5.00	03/01/42	2,000	1,947,260
California Educational Facilities Authority, Pitzer College Ser 2009	6.00	04/01/40	1,000	1,076,650
California Health Facilities Financing Authority, Childrens Hospital, Ser 2010 A (AGM Insd) (a)	5.25	07/01/38	750	753,420
California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 A	5.25	04/01/39	1,000	996,980
California Health Facilities Financing Authority, Scripps Memorial Hospital Ser 2010 A	5.00	11/15/36	1,500	1,508,760
California Health Facilities Financing Authority, Ser 1997 A (NATL-RE Insd) (a)	5.25	08/01/27	3,000	3,000,600
California Health Facilities Financing Authority, Ser 2004 G	5.25	07/01/23	2,555	2,641,129
California Housing Finance Agency, Ser 2006 K (AMT)	4.70	08/01/31	2,000	1,660,180
California Housing Finance Agency, Ser 2006 K (AMT)	4.75	08/01/36	2,000	1,610,340
California Infrastructure & Economic Development Bank, Kaiser Hospital Assistance Ser 2001 A	5.55	08/01/31	5,000	5,061,900
California Infrastructure & Economic Development Bank, The Scripps Research Institute Ser 2005 A	5.00	07/01/29	2,000	2,069,480
California Municipal Finance Authority, American Heritage Educational Foundation Ser 2006 A	5.25	06/01/26	500	471,225
California Municipal Finance Authority, Community Hospitals Central California (COPs)	5.25	02/01/37	4,000	3,633,840
California Pollution Control Financing Authority, San Jose Water Control Project Ser 2010	5.10	06/01/40	1,000	1,003,770
California Rural Home Mortgage Finance Authority, Ser 1997 A-2 (AMT)	7.00	09/01/29	10	10,184
California Rural Home Mortgage Finance Authority, Ser 1998 A (AMT)	6.35	12/01/29	20	21,886
California State Department of Water Resources, Central Valley Ser AE	5.00	12/01/29	1,000	1,083,080
California State Department of Water Resources, Ser 2003 Y (NATL-RE & FGIC Insd) (a)	5.00	12/01/25	2,000	2,087,660
California State Public Works Board, Department of Mental Health Coaling Ser 2004 A	5.00	06/01/25	530	530,880
California State Public Works Board, Mental Health 2004 Ser A	5.00	06/01/24	2,000	2,006,780
California State University, Ser 2009 A	5.25	11/01/38	1,000	1,060,750
California Statewide Communities Development Authority, Adventist Healthwest Ser 2005 A	5.00	03/01/35	2,020	1,942,533
California Statewide Communities Development Authority, American Baptist Homes West Ser 2010	6.25	10/01/39	750	755,115
California Statewide Communities Development Authority, Anheuser Busch Ser 2007 (AMT)	4.80	09/01/46	1,250	1,126,800
See accompanying notes which are an integral part of this schedule.
1           Invesco California Quality Municipal Securities

Schedule of Investments
July 31, 2010 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California Statewide Communities Development Authority, Huntington Memorial Hospital Ser 2005	5.00%	07/01/27	$1,000	$1,000,390
California Statewide Communities Development Authority, Sutter Health Ser 2005 A	5.00	11/15/43	715	679,422
Capistrano Unified School District, Community Facilities District No. 98-2 Ladera Ser 2005 (NATL-RE & FGIC Insd) (a)	5.00	09/01/29	1,000	933,480
City & County of San Francisco, Laguna Honda Hospital Ser 2005 I (AGM Insd) (a)	5.00	06/15/30	4,000	4,113,160
City & County of San Francisco, Laguna Refg Ser R-3 (AGC Insd) (a)(b)	5.00	06/15/28	4,000	4,168,200
City of Alhambra, Atherton Baptist Homes Ser 2010 A	7.625	01/01/40	750	794,707
City of Duarte, Ser 1999 A (COPs)	5.25	04/01/19	1,000	1,007,150
City of Los Angeles, Wastewater Refg Ser 2003 B (AGM Insd) (a)	5.00	06/01/22	2,000	2,151,540
City of Modesto, Community Facilities District No. 4	5.15	09/01/36	2,000	1,533,780
City of Santa Clara, Ser 2003 A (NATL-RE Insd) (a)	5.00	07/01/23	2,610	2,681,149
City of Santa Clara, Ser 2003 A (NATL-RE Insd) (a)	5.00	07/01/24	2,735	2,796,701
City of Santa Clara, Ser 2010 A (d)(e)	0.22	07/01/34	700	700,000
City of Simi Valley, Public Financing Authority Ser 2004 (COP) (AMBAC Insd) (a)	5.00	09/01/30	1,000	1,010,990
Clovis Unified School District, Election of 2004 Ser A (NATL-RE & FGIC Insd) (a)(c)	0.00	08/01/29	220	73,275
County of Sacramento, Ser 2008 A (AGM Insd) (a)	5.00	07/01/32	1,000	1,019,610
County of San Diego, Burnham Institute for Medical Research Ser 2006 (COP)	5.00	09/01/34	1,100	960,751
Culver City Redevelopment Agency, Ser 2005 A (AMBAC Insd) (a)	5.00	11/01/25	1,000	997,810
Eden Township Healthcare District, Ser 2010 (COPs)	6.125	06/01/34	500	502,330
El Segundo Unified School District, Election of 2008 Ser 2009 A (c)	0.00	08/01/31	1,165	331,140
Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2005 A	5.00	06/01/45	1,500	1,371,165
Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2007 A-1	5.125	06/01/47	2,000	1,291,320
Independent Cities Lease Finance Authority, San Juan Mobile Estates Ser 2006 A	5.00	05/15/31	1,000	875,550
Independent Cities Lease Finance Authority, Westlake Mobilehome Park Ser 2007 A	5.00	04/15/47	1,500	1,239,285
Indio Redevelopment Agency, Merged Redevelopment Project Area, Ser 2008 A	5.25	08/15/26	370	371,436
Irvine Ranch Water District (d)(e)	0.22	04/01/33	300	300,000
Los Angeles Department of Airports, Los Angeles International Airport Ser A	5.00	05/15/35	1,250	1,276,612
Los Angeles Department of Water & Power, Ser 2001 A	5.125	07/01/41	4,000	4,021,640
Los Angeles Unified School District, Ser 2005 E (AMBAC Insd) (a)	5.00	07/01/30	620	629,691
Metropolitan Water District of Southern California, Ser 2009 B (b)	5.00	07/01/27	2,830	3,124,207
Milpitas Redevelopment Agency, Area No. 1 Ser 2003 (NATL-RE Insd) (a)	5.00	09/01/22	2,000	2,025,740
Modesto Irrigation District, Ser 2001 A (COPs) (AGM Insd) (a)	5.00	07/01/31	4,000	4,033,640
Murrieta Valley Unified School District Public Financing Authority, Election of 2006 Ser 2008 (AGM Insd) (a)(c)	0.00	09/01/31	2,500	692,750
Oak Grove School District, Election 2008 Ser A (c)	0.00	08/01/28	505	176,048
Palomar Pomerado Health, Ser 2009 (COPs)	6.75	11/01/39	1,000	1,093,380
Port of Oakland, Ser 2002 L (AMT) (NATL-RE & FGIC Insd) (a)(f)	5.00	11/01/12	110	121,286
Port of Oakland, Ser 2002 L (AMT) (NATL-RE & FGIC Insd) (a)	5.00	11/01/21	890	900,173
Port of Oakland, Ser 2002 N (AMT) (NATL-RE Insd) (a)(f)	5.00	11/01/12	205	226,033
Port of Oakland, Ser 2002 N (AMT) (NATL-RE Insd) (a)	5.00	11/01/22	2,795	2,811,742
See accompanying notes which are an integral part of this schedule.
2           Invesco California Quality Municipal Securities

Schedule of Investments
July 31, 2010 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Poway Redevelopment Agency, Paguay Redev 2003 Ser (NATL-RE Insd) (a)	5.25%	06/15/23	$3,430	$3,467,215
Poway Unified School District, Ser 2002 A (NATL-RE Insd) (a)	5.00	08/01/27	6,900	7,120,041
Sacramento Regional County Sanitation District, Refg Ser 2001 (AMBAC Insd) (a)	5.00	12/01/27	4,000	4,056,440
San Diego County Water Authority, Ser 2004 A (COP) (AGM Insd) (a)(b)	5.00	05/01/29	2,000	2,069,900
San Diego County Water Authority, Ser 2008 A (COPs) (AGM Insd) (a)	5.00	05/01/28	830	877,434
San Francisco City & County Airports Commission, Ser 2010 F	5.00	05/01/40	1,500	1,501,605
San Francisco City & County Public Utilities Commission, Water Refg Ser A 2001 (AGM Insd) (a)	5.00	11/01/31	5,000	5,056,850
San Jose Financing Authority, Civic Center Ser 2002 B (AMBAC Insd) (a)	5.00	06/01/37	2,000	2,009,260
Santa Margarita-Dana Point Authority, Ser 2009 A	5.125	08/01/38	1,500	1,562,415
School Facilities Financing Authority, Grant Joint Union High School District Ser 2008 A (AGM Insd) (a)(c)	0.00	08/01/26	1,295	501,489
School Facilities Financing Authority, Grant Joint Union High School District Ser 2008 A (AGM Insd) (a)(c)	0.00	08/01/28	2,140	712,406
Silicon Valley Tobacco Securitization Authority Tobacco Settlement, Santa Clara Tobacco Securitization Corp. Ser 2007 (c)	0.00	06/01/36	6,000	584,460
Simi Valley Unified School District, Election of 2004 Ser 2007 C (AGM Insd) (a)(c)	0.00	08/01/28	1,040	345,249
Simi Valley Unified School District, Election of 2004 Ser 2007 C (AGM Insd) (a)(c)	0.00	08/01/30	830	235,587
Southern California Public Power Authority, Ser 2010 A (d)(e)	0.21	07/01/20	1,100	1,100,000
State of California, Various Purpose Dtd 04/01/02	6.00	04/01/19	2,500	2,987,500
Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corp. Ser 2006 A-1	5.00	06/01/37	2,000	1,467,200
Turlock Irrigation District, Ser 2010 A	5.00	01/01/35	1,000	1,020,670
Twin Rivers Unified School District, Ser 2009 (BANs) (c)	0.00	04/01/14	550	498,542
University of California, Ser 2003 A (AMBAC Insd) (a)	4.50	05/15/33	4,415	5,078,350
University of California, Ser 2007-J (AGM Insd) (a)(b)	4.50	05/15/31	3,585	4,444,978
University of California, Ser 2007-J (AGM Insd) (a)(b)	5.00	05/15/35	3,300	3,519,108
University of California, Ser 2009 O	5.25	05/15/39	1,000	1,077,600
University of California, Ser 2009 W (b)	12.90	05/15/34	1,100	3,443,583
Washington Unified School District-Yolo County, Ser 2004 A (NATL-RE & FGIC Insd) (a)	5.00	08/01/21	1,000	1,072,640
West Basin Municipal Water District, Refg Ser 2008 B (COP) (AGC Insd) (a)	5.00	08/01/27	625	656,300
William S. Hart Union High School District, Ser 2009 A (c)	0.00	08/01/32	4,035	1,011,090
Yosemite Community College District, Election of 2004 Ser 2008 C (AGM Insd) (a)(b)	5.00	08/01/32	5,860	6,067,034
Yosemite Community College District, Ser 2008 C (AGM Insd) (c)	0.00	08/01/22	1,190	681,204

				168,699,292

Guam (0.2%)
Territory of Guam Section 30, Ser A	5.625	12/01/29	215	221,594

Puerto Rico (4.5%)
Puerto Rico Electric Power Authority, Ser XX	5.25	07/01/40	500	505,180
Puerto Rico Public Buildings Authority, Ser D (AMBAC Insd) (a)(f)(g)	0.00	07/01/17	2,200	2,365,616
Puerto Rico Public Buildings Authority, Ser D (AMBAC Insd) (a)(g)	0.00	07/01/30	800	667,760
Puerto Rico Sales Tax Financing Corp., Ser 2009 A (h)	5.00	08/01/11	545	571,051
Puerto Rico Sales Tax Financing Corp., Ser 2010 A	5.375	08/01/39	500	507,430
See accompanying notes which are an integral part of this schedule.
3           Invesco California Quality Municipal Securities

Schedule of Investments
July 31, 2010 (unaudited)

				Principal
	Interest	Maturity		Amount
	Rate	Date		(000)	Value

Puerto Rico Sales Tax Financing Corp., Ser 2010 C	5.00%	08/01/35		$750	$744,180

					5,361,217

Virgin Islands (0.6%)
Virgin Islands Public Finance Authority, Ser 2010 A	5.00	10/01/25		750	762,210

Total Investments (Cost $174,546,505)			146.1%		175,044,313
Other Assets Less Liabilities			(0.1)		(99,997)

Floating Rate Note and Dealer Trusts Obligations Related to Securities Held Notes with interest rates ranging from 0.25% to 0.28% at 07/31/10 and contractual maturities of collateral ranging from 04/01/26 to 08/01/32 (i)			(17.0)		(20,365,000)
Preferred Shares of Beneficial Interest			(29.0)		(34,750,000)

Net Assets Applicable to Common Shareholders			100.0%		$119,829,316

Investment Abbreviations:

AGC	Assured Guaranty Corporation.

AGM	Assured Guaranty Municipal Corporation.

AMBAC	AMBAC Assurance Corporation.

AMT	Alternative Minimum Tax.

BANs	Bond Anticipation Notes.

COP	Certificates of Participation.

FGIC	Financial Guaranty Insurance Company.

NATL-RE	National Public Finance Guarantee Corporation.

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Underlying security related to Special Purpose Trust entered into by the Fund (See Note 1D).

(c)	Capital appreciation bond.

(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2010.

(e)	Security is considered a cash equivalent.

(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(g)	Security is a “step-up” bond where the coupon increases on a predetermined future date.

(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2010.

(i)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at July 31, 2010. At July 31, 2010, the Fund’s investments with a value of $34,286,806 are held by the Dealer Trusts and serve as collateral for the $20,365,000 in floating rate note and dealer trust obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
4           Invesco California Quality Municipal Securities

Notes to Quarterly Schedlue of Portfolio Holdings
July 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Obligations Related to Securities Held — The Fund enters into transactions in which it transfers to Special Purpose Trusts established by a Broker Dealer (“Dealer Trusts”) fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund may enter into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption “Floating rate note and dealer trust obligations” on the Statement of Assets and Liabilities.
Invesco California Quality Municipal Securities Fund

D.	Floating Rate Obligations Related to Securities Held (continued) — The Fund records the interest income from the fixed rate bonds under the caption “Interest” and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts under the caption “Interest and residual trust expenses” on the Statement of Operations. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of July 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Municipal Obligations	$—	$175,044,313	$—	$175,044,313

NOTE 3 — Investment Securities
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$6,878,019

Aggregate unrealized (depreciation) of investment securities	(5,388,461)

Net unrealized appreciation of investment securities	$1,489,558

Cost of investments for tax purposes is $173,554,755.
Invesco California Quality Municipal Securities Fund

Item 2. Controls and Procedures.
(a)	As of September 16, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of , September 16, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco California Quality Municipal Securities

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: September 29, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: September 29, 2010

By:	/s/ Philip A. Taylor
Sheri Morris
Principal Financial Officer
Date: September 29, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.